NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 9, 2024 Nationwide Variable Account - 13 ("Registrant") File No. 811-21139
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2023, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0000825316
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402
American Funds Insurance Series(R) - American Funds (R) Global Balanced Fund: Class 4	0000729528
American Funds Insurance Series(R) - American High-Income Trust: Class 4	0000729528
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4	0000729528
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4	0000729528
American Funds Insurance Series(R) - New World Fund: Class 4	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2	0000729528
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	0000813383
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F	0000743773
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	0000743773
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	0001413032
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	0000814230
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	0001046292
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. American Value Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Capital Appreciation Fund: Series I	0000896435
Invesco - Invesco V.I. Comstock Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series I	0000896435
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares	0000896435
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	0000810016
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	0000810016
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	0000810016
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	0000906185
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	0001176343
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II	0000914036
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC	0000855396
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	0001065698
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II	0000353905
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	0000736913
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Advisor Class	0001047304
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	0000930709
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	0000822671
Rydex Variable Trust - Multi-Hedge Strategies Fund	0001064046
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II	0000918294
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A	0000792359
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies